Vessels, Net	9 Months Ended
Sep. 30, 2017
Vessels, Net [Abstract]
Vessels, Net
6.	Vessels, Net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	September 30, 2017	December 31, 2016
Cost:
Beginning balance	242,462	201,684
- Additions	32,876	40,778
Ending balance	275,338	242,462

Accumulated depreciation:
Beginning balance	(10,353)	(1,844)
- Additions	(7,719)	(8,509)
Ending balance	(18,072)	(10,353)

Net book value	257,266	232,109

On March 28, 2017, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Capesize vessel, at a gross purchase price of $32,650. On May 31, 2017, the Company acquired the 2012 Capesize, 179,213 DWT vessel M/V Partnership. The acquisition was financed with the Amsterdam Trade Bank N.V. loan facility (Note 7), the Jelco loan facility entered into on May 24, 2017 (Note 3) and by cash on hand. Additionally, approximately $226 worth of expenditures that increased the earning capacity and improved the efficiency of certain vessels were capitalized.
All vessels are mortgaged to secured loans (Notes 3 and 7).